Stock Compensation Plans - Weighted-Average Assumptions Used to Estimate Fair Value (Detail) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		1.70%
Risk-free interest rate, minimum	1.40%		1.40%	1.70%	1.60%	1.80%
Risk-free interest rate, maximum	1.60%		1.60%	1.80%	1.90%	2.20%
Expected volatility	59.60%	63.80%
Expected volatility, minimum			59.60%	63.80%	59.40%	71.10%
Expected volatility, maximum			59.80%	70.90%	70.80%	71.30%
Expected term (in years)	6 years 3 months 10 days	6 years 3 months 10 days	6 years 3 months 10 days			6 years 6 months
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate			1.10%
Expected volatility			58.90%
Expected term (in years)			1 year 4 months 24 days
Grant date fair value of underlying shares	$ 22.00		$ 22.00
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)				6 years 3 months 10 days	6 years 3 months 18 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)				6 years 6 months	6 years 6 months